Fair Value Measurements (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 17, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) [Line Items]
Fair value measurement, description			The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
Warrant liability and derivative liability amount						$ 0
Warrant liability description						In conjunction with a previous loan agreement that was fully paid in 2017, certain lenders were granted warrants, or the Series D Warrants, to purchase a total of 183,438 shares of Series D Preferred Stock at an exercise price of $4.50 per share. The expiration date of the warrants will be the earlier of July 14, 2021 for 122,292 shares and April 9, 2023 for 61,146 shares, or three years from the effective date of a registration statement for an initial public offering of the Company’s stock. No warrants were exercised during the years ended December 31, 2020 and 2019.
Fair value description						As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the Series D warrants was reduced to zero.
Aggregate borrowing amount						$ 61,300,000
Financing discount percentage						20.00%
Derivative liability description						As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the derivative liability related to the Company’s convertible notes was reduced to zero.
Derivative warrant liabilities				$ (449,000)		$ (551,000)	$ (138,000)
Blue Water Acquisition Corp [Member]
Fair Value Measurements (Details) [Line Items]
Change in the fair value of liabilities		$ 1,700,000	$ 9,400,000
Issuance price (in Dollars per share)					$ 10.20	$ 10.20
Derivative warrant liabilities	$ 15,776,805
Change in fair value of derivative warrant liabilities					$ 922,000
General and administrative expenses					$ 2,924,805
Series D Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Issuance price (in Dollars per share)					$ 4.50	$ 4.50